Property, Plant and Equipment - Narrative (Details) $ in Thousands		3 Months Ended						6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) project	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) project	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) project	Mar. 31, 2024 USD ($) project	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) project	Dec. 31, 2025 USD ($) project solar_project	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) wind_repower_project MW
Property, Plant, and Equipment [Line Items]
Development costs		$ 48,100			$ 91,800			$ 48,100		$ 61,700	$ 91,800
Number of solar projects | solar_project										2
Insurance recovery receivable										$ 9,100
Impairment of long-lived assets, net							$ 6,100
Number of development stage projects | project	2					2
Upfront payments to customers, impairment loss											3,500
Accelerated depreciation expense										1,300
Litigation settlement											2,700
Litigation settlement, gain											1,700
Impairment of long-lived assets, net and termination costs										40,100	74,800	$ 59,294
Number of projects that were impacted from change in state legislature | project							6
Impairment of long-lived assets, net and termination costs		26,942	$ 4,980			$ 12,900		27,405	$ 18,645	46,846	88,410	59,294
Impairment loss										2,800	1,300	0
Impairment of intangible assets (excluding goodwill)											$ 3,500
Intangible Asset, Excluding Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]											Impairment of long-lived assets, net and termination costs
Impairment of long-lived assets					5,400
(Gain) loss on sale of Illinois Winds LLC											$ 13,600
Accelerated depreciation due to damages incurred												$ 1,000
Power of solar panel (in megawatts) | MW												107
Total purchase price					$ 33,100						33,100	$ 39,200
Payment for obligations	$ 16,600
Percentage of deposits	50.00%					50.00%
Amount received from vendor for solar panels	$ 600					$ 600
Loss of direct operating costs	$ 16,000					$ 16,000
Number of wind repower projects | wind_repower_project												3
Number of repower projects with accelerated depreciation, beginning | wind_repower_project												3
Accelerated depreciation												$ 51,900
Investment Management
Property, Plant, and Equipment [Line Items]
Impairment of intangible assets (excluding goodwill)											50,400
Plant and equipment
Property, Plant, and Equipment [Line Items]
Impairment of long-lived assets, net										35,100
Upfront payments to customers, impairment loss									1,600	5,000
Impairment of long-lived assets, net and termination costs											6,300
Impairment loss											$ 3,100
Power Purchase Agreements ("PPA")
Property, Plant, and Equipment [Line Items]
Loss on contract termination									1,000	6,800
Plant and equipment
Property, Plant, and Equipment [Line Items]
Number of solar projects | project			2
Damage from infrequent event										9,100
Insurance proceeds from fire damage								3,600		1,200
Long-lived assets, impairment loss			$ 5,000	$ 12,700					$ 17,700	$ 40,100
Number of operational wind project impairments | project			2						2	2
Number of development stage projects | project			6						6	9
Impairment of long-lived assets, net and termination costs		$ 26,900						$ 27,400
Manufacturing Facility
Property, Plant, and Equipment [Line Items]
Impairment of long-lived assets, net and termination costs												$ 7,300